Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 18,954	$ 2,710	¥ 12,774	¥ 12,442
Secured carrying values debt	¥ 81,952				$ 11,719
Secured Long-Term Debt, Noncurrent			¥ 0